Investments - Trading and held to maturity (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Investments
Impairment loss			¥ 3,200,000
Trading securities transferred		¥ 0	0		¥ 0
Available-for-sale securities transferred		0	0		0
Held-to-maturity securities transferred		0	0		0
Investments at cost method		70,450,000		$ 7,754,023	50,450,000
Real estate funds
Investments
Investments at cost method		10,000,000			4,800,000
Private equity funds
Investments
Investments at cost method		10,000,000			10,000,000
Private company
Investments
Investments at cost method		40,450,000			40,450,000
Convertible preferred shares in a private company
Investments
Investments at cost method		10,000,000			¥ 10,000,000
Trading securities
Investments
Investment income (loss)	¥ (1,274,506)	(1,566,400)	3,801,448
Held-to-maturity investments
Investments
Investment income (loss)	2,809,517	8,578,449	10,406,838
Impairment loss	0	0	3,200,000
Gross unrecognized holding gain	0	0	915,933
Held-to-maturity investments | Trust products
Investments
Investment income (loss)	1,365,020	3,383,521	3,024,672
Held-to-maturity investments | Asset management plans
Investments
Investment income (loss)	¥ 1,444,497	4,383,407	5,022,717
Held-to-maturity investments | Real estate funds
Investments
Investment income (loss)		¥ 811,521	¥ 2,359,449